Schedule of movements of allowance for credit losses (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Allowance for doubtful accounts, beginning balance of the year	$ 249,314	$ 320,593	$ 284,542
Addition			36,051
Reversal	(79,339)	(102,022)
Allowance for doubtful accounts, ending balance of the year	$ 169,975	$ 218,571	$ 320,593